Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Licenses (Note 5)	$ 1,000	$ 1,000	$ 1,000
Accumulated amortization
Net intangible assets	$ 1,000	$ 1,000	$ 1,000